Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ivy Funds
Entity Central Index Key	0000883622
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000190318 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Allocation Fund
Class Name	Class A
Trading Symbol	IWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Allocation Fund (Class A) returned 11.98% (excluding sales charge) for the 12 months ended June 30, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg Global Aggregate Index, the Fund's broad-based securities market indices, returned 16.17%, 16.69%, and 6.15%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 12.67%.
Top contributors to performance:
Global equities and fixed income generated positive returns despite facing volatility towards the end of the fiscal year. Overall performance reflects the mix of allocation weightings and returns in the underlying funds during the period.
Within equities, relative to the MSCI ACWI (net), asset allocation from international equities, as well as stock selection within large-cap core, provided strong relative performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, emerging market corporate bonds provided strong performance and contributed positively.
Top detractors from performance:
Within equities, relative to the MSCI ACWI (net), allocation and security selection within both large-cap value and large-cap growth detracted from active performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, global sovereign debt and shorter-term fixed income detracted from active performance during the period.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Global Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period June 30, 2015, through June 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of June 30, 2025)	1 year	5 year	10 year
Macquarie Global Allocation Fund (Class A) – including sales charge	5.58%	6.81%	4.08%
Macquarie Global Allocation Fund (Class A) – excluding sales charge	11.98%	8.09%	4.70%
MSCI ACWI Index (net)	16.17%	13.65%	9.99%
MSCI ACWI Index (gross)	16.69%	14.18%	10.55%
Bloomberg Global Aggregate Index	6.15%	0.26%	2.33%
65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index	12.67%	8.98%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 30, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 448,093,838
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 308,856
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$448,093,838
Total number of portfolio holdings	11
Total advisory fees paid	$308,856
Portfolio turnover rate	36%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.63%
Fixed Income Funds	34.38%
Global / International Equity Funds	21.92%
US Equity Funds	43.33%
Short-Term Investments	0.27%
Limited Liability Corporation	0.03%
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Largest Holdings [Text Block]
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Material Fund Change [Text Block]
Material Fund changes
On February 11-13, 2025, the Board of Trustees approved the reorganization of the Fund into and with a substantially similar fund and class of Macquarie Balanced Fund (the “Reorganization”), a series of the Ivy Funds. Fund shareholders approved the Reorganization at a special shareholder meeting held on July 21, 2025. The Reorganization is anticipated to occur on or about August 22, 2025.
Effective October 30, 2024, the Fund introduced a fee waiver for Class A shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund. In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG. It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Material Fund Change Name [Text Block]	On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund.
Material Fund Change Expenses [Text Block]	Effective October 30, 2024, the Fund introduced a fee waiver for Class A shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]	In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG.
Material Fund Change Risks Change [Text Block]	It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
Material Fund Change Adviser [Text Block]	In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG.
C000190312 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Allocation Fund
Class Name	Class C
Trading Symbol	IWGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.32%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Allocation Fund (Class C) returned 11.08% (excluding sales charge) for the 12 months ended June 30, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg Global Aggregate Index, the Fund's broad-based securities market indices, returned 16.17%, 16.69%, and 6.15%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 12.67%.
Top contributors to performance:
Global equities and fixed income generated positive returns despite facing volatility towards the end of the fiscal year. Overall performance reflects the mix of allocation weightings and returns in the underlying funds during the period.
Within equities, relative to the MSCI ACWI (net), asset allocation from international equities, as well as stock selection within large-cap core, provided strong relative performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, emerging market corporate bonds provided strong performance and contributed positively.
Top detractors from performance:
Within equities, relative to the MSCI ACWI (net), allocation and security selection within both large-cap value and large-cap growth detracted from active performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, global sovereign debt and shorter-term fixed income detracted from active performance during the period.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Global Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period June 30, 2015, through June 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of June 30, 2025)	1 year	5 year	10 year
Macquarie Global Allocation Fund (Class C) – including sales charge	10.08%	7.24%	4.03%
Macquarie Global Allocation Fund (Class C) – excluding sales charge	11.08%	7.24%	4.03%
MSCI ACWI Index (net)	16.17%	13.65%	9.99%
MSCI ACWI Index (gross)	16.69%	14.18%	10.55%
Bloomberg Global Aggregate Index	6.15%	0.26%	2.33%
65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index	12.67%	8.98%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 30, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 448,093,838
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 308,856
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$448,093,838
Total number of portfolio holdings	11
Total advisory fees paid	$308,856
Portfolio turnover rate	36%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.63%
Fixed Income Funds	34.38%
Global / International Equity Funds	21.92%
US Equity Funds	43.33%
Short-Term Investments	0.27%
Limited Liability Corporation	0.03%
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Largest Holdings [Text Block]
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Material Fund Change [Text Block]
Material Fund changes
On February 11-13, 2025, the Board of Trustees approved the reorganization of the Fund into and with a substantially similar fund and class of Macquarie Balanced Fund (the “Reorganization”), a series of the Ivy Funds. Fund shareholders approved the Reorganization at a special shareholder meeting held on July 21, 2025. The Reorganization is anticipated to occur on or about August 22, 2025.
Effective October 30, 2024, the Fund introduced a fee waiver for Class C shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund. In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG. It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Material Fund Change Name [Text Block]	On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund.
Material Fund Change Expenses [Text Block]	Effective October 30, 2024, the Fund introduced a fee waiver for Class C shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]	In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG.
Material Fund Change Risks Change [Text Block]	It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
Material Fund Change Adviser [Text Block]	In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG.
C000190314 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Allocation Fund
Class Name	Institutional Class
Trading Symbol	IWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Allocation Fund (Institutional Class) returned 12.16% (excluding sales charge) for the 12 months ended June 30, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg Global Aggregate Index, the Fund's broad-based securities market indices, returned 16.17%, 16.69%, and 6.15%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 12.67%.
Top contributors to performance:
Global equities and fixed income generated positive returns despite facing volatility towards the end of the fiscal year. Overall performance reflects the mix of allocation weightings and returns in the underlying funds during the period.
Within equities, relative to the MSCI ACWI (net), asset allocation from international equities, as well as stock selection within large-cap core, provided strong relative performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, emerging market corporate bonds provided strong performance and contributed positively.
Top detractors from performance:
Within equities, relative to the MSCI ACWI (net), allocation and security selection within both large-cap value and large-cap growth detracted from active performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, global sovereign debt and shorter-term fixed income detracted from active performance during the period.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Global Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period June 30, 2015, through June 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of June 30, 2025)	1 year	5 year	10 year
Macquarie Global Allocation Fund (Institutional Class) – including sales charge	12.16%	8.40%	5.01%
Macquarie Global Allocation Fund (Institutional Class) – excluding sales charge	12.16%	8.40%	5.01%
MSCI ACWI Index (net)	16.17%	13.65%	9.99%
MSCI ACWI Index (gross)	16.69%	14.18%	10.55%
Bloomberg Global Aggregate Index	6.15%	0.26%	2.33%
65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index	12.67%	8.98%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 30, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 448,093,838
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 308,856
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$448,093,838
Total number of portfolio holdings	11
Total advisory fees paid	$308,856
Portfolio turnover rate	36%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.63%
Fixed Income Funds	34.38%
Global / International Equity Funds	21.92%
US Equity Funds	43.33%
Short-Term Investments	0.27%
Limited Liability Corporation	0.03%
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Largest Holdings [Text Block]
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Material Fund Change [Text Block]
Material Fund changes
On February 11-13, 2025, the Board of Trustees approved the reorganization of the Fund into and with a substantially similar fund and class of Macquarie Balanced Fund (the “Reorganization”), a series of the Ivy Funds. Fund shareholders approved the Reorganization at a special shareholder meeting held on July 21, 2025. The Reorganization is anticipated to occur on or about August 22, 2025.
Effective October 30, 2024, the Fund introduced a fee waiver for Institutional Class shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund. In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG. It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Material Fund Change Name [Text Block]	On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund.
Material Fund Change Expenses [Text Block]	Effective October 30, 2024, the Fund introduced a fee waiver for Institutional Class shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]	In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG.
Material Fund Change Risks Change [Text Block]	It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
Material Fund Change Adviser [Text Block]	In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG.
C000190315 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Global Allocation Fund
Class Name	Class R6
Trading Symbol	IWGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Global Allocation Fund (Class R6) returned 12.42% (excluding sales charge) for the 12 months ended June 30, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg Global Aggregate Index, the Fund's broad-based securities market indices, returned 16.17%, 16.69%, and 6.15%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 12.67%.
Top contributors to performance:
Global equities and fixed income generated positive returns despite facing volatility towards the end of the fiscal year. Overall performance reflects the mix of allocation weightings and returns in the underlying funds during the period.
Within equities, relative to the MSCI ACWI (net), asset allocation from international equities, as well as stock selection within large-cap core, provided strong relative performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, emerging market corporate bonds provided strong performance and contributed positively.
Top detractors from performance:
Within equities, relative to the MSCI ACWI (net), allocation and security selection within both large-cap value and large-cap growth detracted from active performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, global sovereign debt and shorter-term fixed income detracted from active performance during the period.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Global Aggregate Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period February 26, 2018 (Class R6's inception), through June 30, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of June 30, 2025)	1 year	5 year	Since inception (2/26/18)
Macquarie Global Allocation Fund (Class R6) – including sales charge	12.42%	8.48%	6.02%
Macquarie Global Allocation Fund (Class R6) – excluding sales charge	12.42%	8.48%	6.02%
MSCI ACWI Index (net)	16.17%	13.65%	9.71%
MSCI ACWI Index (gross)	16.69%	14.18%	10.25%
Bloomberg Global Aggregate Index	6.15%	0.26%	2.17%
65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index	12.67%	8.98%	7.27%

Performance Inception Date	Feb. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 30, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 448,093,838
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 308,856
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2025)
Fund net assets	$448,093,838
Total number of portfolio holdings	11
Total advisory fees paid	$308,856
Portfolio turnover rate	36%

Holdings [Text Block]
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.63%
Fixed Income Funds	34.38%
Global / International Equity Funds	21.92%
US Equity Funds	43.33%
Short-Term Investments	0.27%
Limited Liability Corporation	0.03%
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Largest Holdings [Text Block]
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Material Fund Change [Text Block]
Material Fund changes
On February 11-13, 2025, the Board of Trustees approved the reorganization of the Fund into and with a substantially similar fund and class of Macquarie Balanced Fund (the “Reorganization”), a series of the Ivy Funds. Fund shareholders approved the Reorganization at a special shareholder meeting held on July 21, 2025. The Reorganization is anticipated to occur on or about August 22, 2025.
Effective October 30, 2024, the Fund introduced a fee waiver for Class R6 shares of 0.19% (excluding certain items).
On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund. In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG. It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.

Material Fund Change Name [Text Block]	On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund.
Material Fund Change Expenses [Text Block]	Effective October 30, 2024, the Fund introduced a fee waiver for Class R6 shares of 0.19% (excluding certain items).
Material Fund Change Strategies [Text Block]	In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG.
Material Fund Change Risks Change [Text Block]	It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
Material Fund Change Adviser [Text Block]	In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG.